Advance Consideration Received (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Advance Consideration Received [Abstract]
Advance consideration received	$ 32,000
Advance Consideration Received For Sale Of Subsidiary	64,040
Advance payment received	$ 32,000